Borrowings - Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 1,173,273
Fair value of the bank facilities	$ 1,128,273
Weighted average
Borrowings Repayment Schedule
Interest rate	4.00%	3.40%
Not later than one year
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 108,380
Later than one year and not later than three years
Borrowings Repayment Schedule
Principal repayments of the borrowings	472,261
Later than three years and not later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	412,300
More than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 180,332